Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

11.       INTANGIBLE ASSETS, NET

	As of December 31, 2017
Items	Cost	Accumulated Amortization	Net Value
Copyright	$3,375	$(2,897)	$478
Computer software	1,018	(493)	525
Domain names and trademarks	1,434	(1,196)	238
Developed technologies	612	(525)	87
Total	$6,439	$(5,111)	$1,328

	As of December 31, 2018
Items	Cost	Accumulated Amortization	Net Value
Copyright	$3,213	$(3,213)	$—
Computer software	2,105	(898)	1,207
Domain names and trademarks	1,366	(1,330)	36
Developed technologies	583	(583)	—
Others	145	(39)	106
Total	$7,412	$(6,063)	$1,349

For the years ended December 31, 2016, 2017 and 2018, amortization expenses were US$1,314, US$1,389, and US$1,251, respectively. No impairment loss was recognized for the years ended December 31, 2016, 2017, and 2018.

As of December 31, 2018, intangible assets amortization expense for future years is expected to be as follows:

Intangible Assets Amortization Expense
2019	$438
2020	412
2021	412
2022	72
2023	5
Thereafter	10
Total expected amortization expense	$1,349